Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued expenses	¥ 1,591,299	$ 224,130	¥ 1,250,946
Accrued rebates	461,722	65,032	580,989
Payroll and welfare payable	577,671	81,363	508,598
Operating lease liabilities - current portion	106,953	15,064	59,798
VAT and surcharges payable	54,800	7,718	47,908
Users' and third parties' deposits	43,487	6,125	35,553
Deposit from customers	10,606	1,494	13,129
Professional service fees	26,681	3,758	8,644
Payable for purchase of fixed assets	39,795	5,605	5,359
Payable for exercise of share-based awards	2,714	382	4,402
Others	16,499	2,326	21,955
Accrued expenses and other payables	¥ 2,932,227	$ 412,997	¥ 2,537,281